Capital increase	6 Months Ended
Jun. 30, 2018
Capital increase
Capital increase

Capital increase

On June 30, 2018, Galapagos NV’s share capital was represented by 51,337,763 shares. All shares were issued, fully paid up and of the same class. The below table summarizes our capital increases for the half-year ended June 30, 2018.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price warrants	Closing share price on date of capital increase
					( in Euro/ warrant)	( in Euro/ share)
On January 1, 2018	50,936,778	€233,414	€993,025	€1,226,439

March 20, 2018 : exercise of warrants	298,184	1,613	2,311	3,924	13.16	83.72

June 20, 2018 : exercise of warrants	102,801	556	781	1,337	13.01	85.00

On June 30, 2018	51,337,763	€235,583	€996,117	€1,231,700